Derivative Liabilities	3 Months Ended	6 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Derivative Liabilities [Abstract]
DERIVATIVE LIABILITIES

NOTE 4 - DERIVATIVE LIABILITIES

ASC Topic No. 815 - Derivatives and Hedging provides guidance on determining what types of instruments or embedded features in an instrument issued by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. These requirements can affect the accounting for warrants and convertible preferred instruments issued by the Company. As the conversion features within the Series A preferred stock, and certain detachable warrants issued in connection with the subordinated promissory notes payable and equity offerings in 2013, do not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future, the Company concluded that the instruments are not indexed to the Company’s stock and are to be treated as derivative liabilities.

The Company obtained valuations prepared by Vantage Point Advisors, Inc. for purposes of determining the fair value of the derivatives and stock compensation expense. In determining the fair value of the derivatives, the Company used the Black-Scholes Scholes option pricing model at September 30, 2014 and June 30, 2014.

The following is a summary of the assumptions used in the valuation model as of the initial valuations of the derivative warrant instruments issued at September 30, 2014 and June 30, 2014:

	At	At
	September 30,	June 30,
	2014	2014
Common stock issuable upon exercise of warrants	26,780,227	30,036,648
Market value of common stock on measurement date (1)	$3.00	$2.00
Exercise price	$1.50 and 2.25	$1.50 and 2.25
Risk free interest rate (2)	1.6%	1.6%
Expected life in years	0.1 and 4.7	0.3 and 4.9
Expected volatility (3)	71 and 73%	71 and 73%
Expected dividend yields (4)	None	None

(1)	The market value is the calculated fair value of the common stock pursuant to the valuation technique as described above.
(2)	The risk-free interest rate was determined by management using the 1 and 5- year Treasury Bill as of the measurement date.
(3)	The historical trading volatility was determined by calculating the volatility of the Company’s peer group.

As of September 30, 2014, the outstanding warrants in connection with the derivative liabilities included 13,907,378 A warrants to purchase common stock, 8,581,899 B warrants to purchase common stock and 4,290,950 placement agent warrants to purchase common stock that have an exercise price of $1,50 per share, $2.25 per share and $1.50 per share, respectively. The B warrants and placement agent warrants expire in May 2019 and June 2019. The A warrants expire in October 2014.

NOTE 4 – DERIVATIVE LIABILITIES

ASC Topic No. 815 – Derivatives and Hedging provides guidance on determining what types of instruments or embedded features in an instrument issued by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. These requirements can affect the accounting for warrants and convertible preferred instruments issued by the Company. As the conversion features within the Series A preferred stock, and certain detachable warrants issued in connection with the subordinated promissory notes payable and equity offerings in 2012 and 2013, do not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future, the Company concluded that the instruments are not indexed to the Company’s stock and are to be treated as derivative liabilities.

The Company obtained valuations prepared by Vantage Point Advisors, Inc. for purposes of determining the fair value of the derivatives and stock compensation expense. In determining the fair value of the derivatives, the Company used the Monte Carlo Simulations using Geometric Brownian method for the initial valuation and then the Black-Scholes option pricing model was used for the valuation at June 30, 2014.

The following is a summary of the assumptions used in the valuation model as of the initial valuations of the derivative warrant instruments issued during the six months ended June 30, 2014:

	Initial	At
	valuation	June 30
	2014	2014
Common stock issuable upon exercise of warrants	30,036,648	30,036,648
Market value of common stock on measurement date (1)	$1.17	$2.00
Exercise price	$1.50 and 2.25	$1.50 and 2.25
Risk free interest rate (2)	1.7%	1.6%
Expected life in years	0.3 and 5	0.3 and 4.9
Expected volatility (3)	71 and 73%	71 and 73%
Expected dividend yields (4)	None	None

(1)	The market value is the calculated fair value of the common stock pursuant to the valuation technique as described above.
(2)	The risk-free interest rate was determined by management using the 1 and 5 - year Treasury Bill as of the measurement date.
(3)	The historical trading volatility was determined by calculating the volatility of the Company’s peer group.

The following is a summary of the assumptions used in the valuation model as of the initial valuations of the derivative warrant instruments and convertible Series A preferred stock issued during the years ended December 31, 2013 and December 31, 2012, respectively, and as of December 31, 2013, and December 31, 2012, respectively:

	Initial	Initial	At	At
	valuations	valuations	December 31,	December 31,
	2013	2012	2013	2012
Common stock issuable upon exercise of warrants	22,333,593	19,385,157	41,718,750	19,385,157
Common stock issuable upon conversion of Series A preferred stock	51,006,250	85,035,025	136,041,275	85,035,025
Market value of common stock on measurement date (1)	$0.80	$0.30	$1.50	$0.80
Exercise price	$0.80	$0.80	$0.80	$0.80
Risk free interest rate (2)	0.19%	0.20%	0.38%	0.19%
Expected life in years	1.4	1.6	2.0	1.4
Expected volatility (3)	68%	72%	68%	73%
Expected dividend yields (4)	None	None	None	None

(1)	The market value is the calculated fair value of the common stock pursuant to the valuation technique as described above.
(2)	The risk-free interest rate was determined by management using the 1, 2 or 3 - year Treasury Bill as of the measurement date.
(3)	The historical trading volatility was determined by calculating the volatility of the Company’s peer group.

Change in fair value of derivative liabilities during the six months ended June 30, 2014 was as follows:

	Balance at December 31,	Initial valuation of derivative liabilities upon issuance of new warrants during the	Increase (decrease) in fair value of derivative	Fair value of derivatives upon reclass to additional paid-in	Balance at June 30,
	2013	period	liabilities	capital	2014
Convertible preferred derivative liability issued in connection with Series A preferred stock offering	$11,762,115	$-	$(7,214,804)	$(4,547,311)	$-
Convertible preferred derivative liability issued to Wonpung for services	2,030,589	-	(1,370,262)	(660,327)	-
Convertible preferred derivative liability issued to lenders in connection with exchange of debt for Series A preferred stock	2,219,854	-	(1,262,858)	(956,996)	-
Warrants issued in connection with Series A preferred stock offering	2,424,167	-	(1,945,669)	(478,498)	-
Warrants issued as offering costs to placement agent	1,217,083	-	(1,109,421)	(107,662)	-
Warrants issued to lenders in connection with subordinated promissory notes offering	313,258	-	(259,427)	(53,831)	-
Warrants issued to placement agent in connection with subordinated promissory notes offering	136,359	-	(136,359)	-	-
Series A warrants issued in May and June 2014 offering	-	842,370	9,198,452	-	10,040,822
Series B warrants issued in connection with May and June 2014 offering	-	2,494,655	7,400,275	-	9,894,930
Placement Agent warrants issued in connection with May and June 2014 offering	-	996,138	4,655,043	-	5,651,181
Total	$20,103,425	$4,333,163	$7,954,970	$(6,804,625)	$25,586,933

Change in fair value of derivative liability during the year ended December 31, 2013 was as follows:

		Initial valuation
		of derivative
		liabilities upon
	Balance at	issuance of new derivatives	Increase in fair value of	Balance at
	December 31,	during	derivative	December 31,
	2012	the period	liabilities	2013

Convertible preferred derivative liability issued in connection with Series A preferred stock offering	$2,492,166	$1,647,910	$7,622,039	$11,762,115
Convertible preferred derivative liability issued to Wonpung for services	880,214	-	1,150,375	2,030,589
Convertible preferred derivative liability issued to lenders in connection with exchange of debt for Series A preferred stock	958,861	-	1,260,993	2,219,854
Warrants issued in connection with Series A preferred stock offering	475,000	113,153	1,836,014	2,424,167
Warrants issued as offering costs to placement agent	242,500	248,655	725,928	1,217,083
Warrants issued to lenders in connection with subordinated promissory notes offering	29,158	83,363	200,737	313,258
Warrants issued to placement agent in connection with subordinated promissory notes offering	13,089	41,681	81,589	136,359
Total	$5,090,988	$2,134,762	$12,877,675	$20,103,425

Change in fair value of derivative liability during the year ended December 31, 2012 was as follows:

		Initial valuation
		of derivative
		liabilities upon
	Balance at	liabilities upon issuance of new derivatives	Increase in fair value of	Balance at
	December 31,	during	derivative	December 31,
	2011	the period	liabilities	2012
Convertible preferred derivative liability issued in connection with Series A preferred stock offering	$-	$872,688	$1,619,478	$2,492,166
Convertible preferred derivative liability issued to Wonpung for services		299,141	581,073	880,214
Convertible preferred derivative liability issued to lenders in connection with exchange of debt for Series A preferred stock		-	958,861	958,861
Warrants issued in connection with Series A preferred stock offering	-	111,777	363,223	475,000
Warrants issued as offering costs to placement agent		79,615	162,885	242,500
Warrants issued to lenders in connection with subordinated promissory notes offering	-	26,325	2,833	29,158
Warrants issued to placement agent in connection with subordinated promissory notes offering	-	13,089	-	13,089
	$-	$1,402,635	$3,688,353	$5,090,988